Schedule One - Additional Information (Detail) (Parent Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Dividends declared by subsidiaries	$ 5,774		$ 5,953
Dividends received from subsidiaries	43,183	5,000
WuXi AppTec Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends declared by subsidiaries		31,100
Dividends received from subsidiaries	25,300	5,000
WuXi AppTec (Shanghai) Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends declared by subsidiaries		13,800
Dividends received from subsidiaries	$ 17,900